Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
18.
Leases

Components of lease expense are as follows:

	For the year ended December 31,
	2022	2021	2020
Operating lease expense	$7,034	$9,523	$10,562

Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$7,769	$9,357	$10,300
Leased assets obtained in exchange for new operating lease liabilities	$9,248	$2,314	$11,438

Weighted-average remaining lease term and discount rate for our operating leases are as follows:

	As of December 31,
	2022	2021	2020
Weighted-average remaining lease term	6.2 years	5.1 years	5.9 years
Weighted-average discount rate	4.2%	4.6%	4.9%

As of December 31, 2022, maturities of lease liabilities on an undiscounted cash flow basis were as follows:

2023	8,128
2024	8,898
2025	7,815
2026	5,400
2027	3,295
2028 and beyond	9,166
Total lease payments	42,702
Less: interest	(4,836)
Total lease liability	$37,866
Current portion of lease liability	7,953
Non-current portion of lease liability	29,913